Consolidated Statements of Cash Flows - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net loss and comprehensive loss for the year		$ (4,136,802)	$ (2,736,717)	$ (2,613,904)
Adjustments to reconcile profit (loss)
Adjustments for amortisation expense		535,509	13,854	14,668
Adjustments for share-based payments		372,137	311,389	922,922
Write down of intangible assets	[1]	946,173	0	0
Write-downs (reversals of write-downs) of inventories	[2]	227,025	745,977	291,794
Write down of equipment		45,114	0	0
Gain on debt settlement		(5,119)	0	0
Services paid/to be paid in shares		55,082	0	0
Changes in Non-Cash Working Capital Items
Adjustments for decrease (increase) in trade and other receivables		170,157	268,968	(606,207)
Adjustment for change in Prepaid expenses and deposits		166,707	(411,809)	22,753
Adjustments for decrease (increase) in inventories		(118,299)	99,085	(207,228)
Adjustment for change in Accounts payable and Accrued liabilities		17,269	(58,043)	111,112
Net cash used in operating activities		(1,725,047)	(1,767,296)	(2,064,090)
Investing Activities
Intangible assets		(50,000)	0	0
Purchase of equipment		(5,000)	(3,784)	(6,340)
Acquisition net of cash received		(100,000)	(128,768)	0
Net cash used in investing activities		(155,000)	(132,552)	(6,340)
Financing Activities
Proceeds from issuance of shares, net		780,836	1,577,299	0
Proceeds from exercise of warrants and options		623,920	454,800	362,000
Net cash provided by financing activities		1,404,756	2,032,099	362,000
Increase (Decrease) in Cash		(475,291)	132,251	(1,708,430)
Cash and cash equivalents at beginning of period		559,733	427,482	2,135,912
Cash and cash equivalents at end of period		$ 84,442	$ 559,733	$ 427,482

[1]	Note 9.
[2]	Note 7.